Derivative Financial Instruments - Net Effect Of Cash Flow Hedges (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	$ 330	$ (161)	$ 199	$ (3,782)	$ 0
Gain (loss) reclassified from other comprehensive income into earnings	13	(1,079)	(2,991)	(588)	0
Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	330	(161)	199	(3,782)	0
Foreign currency forward contracts | Cost of sales
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	0	(400)	(1,349)	(588)	0
Foreign currency forward contracts | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	$ 13	$ (679)	$ (1,642)	$ 0	$ 0